Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2024
Valuation results and net trading income [Abstract]
Summary of valuation results and net trading income

Valuation results and net trading income
in EUR million	2024	2023	2022
Securities trading results	996	873	-356
Derivatives trading results	207	116	11
Other trading results	336	273	71
Change in fair value of derivatives relating to
– fair value hedges	1,016	1,606	-5,928
– cash flow hedges (ineffective portion)	35	48	20
– other non-trading derivatives	140	-4,071	12,358
Change in fair value of assets and liabilities (hedged items)	-1,043	-1,679	5,563
Valuation results on assets and liabilities designated at FVPL (excluding trading)	32	-128	439
Foreign exchange transactions results	-105	1,230	38
	1,614	-1,732	12,214